BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2022
Business Combination
BUSINESS COMBINATION

NOTE 3: BUSINESS COMBINATION

On the Closing Date, the parties to the Business Combination Agreement consummated the Business Combination.

Holders of 14,347,974 Class A ordinary shares of Agrico exercised their right to redeem such shares for cash at a price of approximately $10.21 per share for aggregate payments of approximately $146.6 million. On the Closing Date:

i.	An aggregate of 170,776 Agrico Class A shares were exchanged for an equivalent number of Kalera ordinary shares;

ii.	An aggregate of 1,796,875 Agrico Class B shares were converted into Agrico A shares on a one-for-one basis and were further exchanged for an equivalent number of Kalera ordinary shares;

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

iii.	An aggregate of 275,000 Kalera ordinary shares were issued to Maxim Group LLC as part of the settlement agreement (see Note 14);

iv.	An aggregate of 7,250,000 warrants issued by Agrico in a private placement at the time of Agrico’s initial public offering were exchanged for an equivalent number of public warrants of Agrico (the “Converted Agrico Warrants”) (see Note 16);

v.	An aggregate of 7,187,500 warrants issued by Agrico in connection with its initial public offering and the Converted Agrico Warrants were exchanged for an equivalent number of public warrants of Kalera (the “Kalera Warrants”) (see Note 16);

vi.	An aggregate of 105,719,212 Kalera SA ordinary shares were exchanged for 19,135,177 Kalera ordinary shares;

vii.	The debt holders’ option to convert any amount of the then-outstanding unpaid principal and accrued interest under the Note (as defined below) became effective (see Note 12);

viii.	An aggregate of 4,000,000 in-the-money Kalera SA options were exchanged for 364,000 Kalera options (see note 9);

ix.	Kalera SA options that were out-of-the money were cancelled with an offer to be replaced by new options of Kalera (see Note 9); and

x.	Pursuant to the Contingent Value Rights Agreement (as defined below) CVR holders became entitled to receive 1,858,966 Kalera ordinary shares upon achievement of each one of the two milestones set forth under the agreement (see Note 15).

Reverse Recapitalization

As discussed in Note 1 - Description of Business, on June 28, 2022, Agrico completed the Recapitalization Transaction. The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Agrico was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Kalera issuing stock for the net assets of Agrico, accompanied by a recapitalization. The net assets of Agrico are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the consolidated statements of stockholders’ equity and cash flows for the three and six months ended June 30, 2022:

Recapitalization Transaction
Cash - Agrico trust and cash, net of redemptions	$311
Non-cash net liabilities assumed from Agrico	(5,745)
Non-cash net assets assumed from Agrico	34
Net impact on total stockholders’ equity	$(5,400)